Other operating income	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other operating income
Other operating income

6Other operating income

The analysis of the Group’s other operating income for the period is as follows:

	6 months ended	6 months ended
	June 30,	June 30,
	2021	2020
	£ 000	£ 000
Government grants	8,999	—
R&D tax credit	687	—
	9,686	—

Government grants

At June 30, 2021, the Company had a receivable of £8,943,000 from Aerospace Technology Institute (ATI) relating to the research and development of eVTOL technologies. The grant is made to fund research and development expenditure, and is recognised in the period to which the expense it is intended to fund relates.

R&D tax credit scheme

The R&D tax credit relates to the UK’s research and development expenditure credit scheme.

6 Other operating income

The analysis of the Group’s other operating income for the year is as follows:

	2020	2019
	£ 000	£ 000
Government grants	1,989	—
R&D tax credit	328	399
	2,317	399

Government grants

At December 31, 2020, the Group had a receivable of £1,989,000 from Aerospace Technology Institute (ATI) relating to the research and development of eVTOL technologies. The grant is made to fund research and development expenditure, and is recognised in the period to which the expense it is intended to fund relates. The amounts outstanding at December 31, 2020 were received in February 2021.

R&D tax credit scheme

The R&D tax credit relates to the UK’s research and development expenditure credit scheme.